Note 10 - Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]

Note 8. Inventory

At March 31, 2024 and December 31, 2023, inventory consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Finished goods	$5,670	$5,195
Less reserve for obsolete inventory	(60)	(60)
Total	$5,610	$5,135

Note 10. Inventory

At December 31, 2023 and 2022, inventories consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Finished goods	$5,195	$1,287
Less reserve for obsolete inventory	(60)	—
Total	$5,135	$1,287

The increase in inventory was attributable to the consolidation of Progressive Care as of July 1, 2023.